Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of amount receivable	Amounts receivable as of December 31, 2024 and 2023, consist of:
	December 31,	December 31,
	2024	2023

Trade receivables	$3,265	$283
Other miscellaneous receivables	102	29
	$3,367	$312

Schedule of trade receivables by geography	Trade receivables by geography consist of:
	December 31,	December 31,
	2024	2023

United States	$154	$90
Europe	338	183
Asia/Pacific	2,773	10
	$3,265	$283

Schedule of aging of company’s trade receivables	An aging of the Company’s trade receivables are as follows:
	December 31,	December 31,
	2024	2023

Current	$3,236	$176
31-60 days	29	80
61-90 days	-	24
Over 91 days	-	3
	$3,265	$283

Schedule of balances in foreign currencies

The balances in foreign currencies at December 31, 2024, are as follows:

(in USD)	Australian Dollar	Canadian Dollar	Euro	British Pound	Indonesian Rupiah	Czech Republic Koruna

Cash	$-	$43	$26	$-	$41	$20
Trade receivables	4	23	86	100	2,834	113
Accounts payable and
accrued liabilities	(4)	(548)	(26)	(37)	(200)	(332)
Project financing	-	(167)	-	-	-	-
Government loans	-	(129)	-	-	-	-
Bank loan	-	-	-	-	-	(32)

	$-	$(778)	$86	$63	$2,675	$(231)

The balances in foreign currencies at December 31, 2023, are as follows:

(in USD)	Australian Dollar	Canadian Dollar	Euro	British Pound	Indonesian Rupiah	Czech Republic Koruna

Cash	$-	$555	$42	$-	$4	$31
Trade receivables	10	10	59	25	23	20
Accounts payable and
accrued liabilities	(4)	(780)	(33)	(48)	(206)	(273)
Project financing	-	(182)	-	-	-	-
Government loans	-	(244)	-	-	-	-
Bank loan	-	-	-	-	-	(71)

	$6	$(641)	$68	$(23)	$(179)	$(293)

Schedule of increase / (decrease) in net earnings

Based on the net exposures at December 31, 2024 and 2023, and if all other variables remain constant, a 10% depreciation or appreciation of the United States dollar against the following currencies would result in an increase / (decrease) in net earnings by the amounts shown below:

December 31, 2024
	Australian Dollar	Canadian Dollar	Euro	British Pound	Indonesian Rupiah	Czech Republic Koruna

United States dollar:
Depreciates 10%	$-	$78	$(9)	$(6)	$(268)	$23
Appreciates 10%	-	(78)	9	6	268	(23)

December 31, 2023
	Australian Dollar	Canadian Dollar	Euro	British Pound	Indonesian Rupiah	Czech Republic Koruna

United States dollar:
Depreciates 10%	$(1)	$64	$(7)	$2	$18	$(29)
Appreciates 10%	1	(64)	7	(2)	(18)	29

Schedule of contractual maturities of the undiscounted cash flows of financial liabilities

The following are the contractual maturities of the undiscounted cash flows of financial liabilities as of December 31, 2024:

	Payment due:
	In less than 3 months	Between 3 months and 6 months	Between 6 months and 1 year	Between 1 year and 2 years	Between 2 years and 26 years
Accounts payable and accrued liabilities	$4,409	$217	$200	$-	$-
Project financing	-	-	-	167	-
Government loans	31	31	70	8	207
Bank loan	9	9	16	-	-
Loan payable	31	31	62	124	66
Lease obligations	93	96	145	128	53
	$4,573	$384	$493	$427	$326

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 33

The following are the contractual maturities of the undiscounted cash flows of financial liabilities as of December 31, 2023:

	Payment due:
	In less than 3 months	Between 3 months and 6 months	Between 6 months and 1 year	Between 1 year and 2 years	Between 2 years and 28 years
Accounts payable and accrued liabilities	$4,198	$-	$190	$-	$-
Project financing	-	-	-	182	-
Government loans	33	33	67	132	216
Bank loan	11	11	23	42	-
Lease obligations	91	88	108	161	50

	$4,333	$132	$388	$517	$266